Segment information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Information [Abstract]
Summary of Geographical Analysis of Assets	The geographical analysis of non-current assets is as follows:

(in USD ‘000)	June 30, 2022	December 31, 2021
Switzerland	5,414	25,385
USA	93	89

Total non-current assets	5,507	25,474

Summary of Geographical Analysis of Operating Expenses
The geographical analysis of operating expenses is as follows:

(in USD ’000)	Three-month period ended June 30,		Six-month period ended June 30,
	2022	2021	2022	2021
Switzerland	33,337	16,730	45,953	34,885
USA	685	1,643	910	3,195

Total operating expenses	34,022	18,373	46,863	38,080